Other Income and Expense - Additional Information (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024 TRY (₺) Distributor	Dec. 31, 2023 TRY (₺) Distributor	Dec. 31, 2022 TRY (₺)
Text blocks [abstract]
Depositary reimbursement	₺ 88,917	₺ 157,173	₺ 150,923
Insurance compensation		395,371
Income from equipment donations		296,042
Rent income	8,979	38,271	55,932
Non-interest income from banks		1,287	24,824
Other	153,523	386,405	271,636
Other income	251,419	1,274,549	503,315
Revaluation tax expense		(2,166)	(599,665)
Distributor restructuring cost	(1,207,319)
Donation expenses	(734,465)	(5,659,025)	(386,734)
Litigation expenses	(155,435)	(1,065,903)	(225,257)
Loss on cancellation of lease contract	(222,958)	(211,606)	(248,920)
Loss on sale of fixed assets	(35,598)	(23,072)	(51,257)
Restructuring cost	(38,248)	(668,099)	(17,494)
Other	(183,881)	(525,124)	(502,040)
Other expense	₺ (2,577,904)	₺ (8,154,995)	₺ (2,031,367)
Number of distributors | Distributor	1	2